UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	7-31

Date of reporting period:	4-30-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2015 Portfolio Fund

April 30, 2012

LIVESTRONG 2015 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 41.6%
NT Core Equity Plus Fund Institutional Class	2,430,370	$27,147,233
NT Equity Growth Fund Institutional Class	8,478,477	89,024,005
NT Growth Fund Institutional Class	5,000,784	65,660,288
NT Large Company Value Fund Institutional Class	10,937,070	100,730,419
NT Mid Cap Value Fund Institutional Class	4,019,145	40,472,785
NT Small Company Fund Institutional Class	2,133,824	18,222,857
NT Vista Fund Institutional Class	2,490,099	27,689,897
Real Estate Fund Institutional Class	452,063	10,420,041

		379,367,525

DOMESTIC FIXED INCOME FUNDS — 37.2%
High-Yield Fund Institutional Class	5,610,123	33,997,348
Inflation-Adjusted Bond Fund Institutional Class	5,202,805	68,156,747
NT Diversified Bond Fund Institutional Class	21,517,480	236,692,275

		338,846,370

MONEY MARKET FUNDS — 8.5%
Premium Money Market Fund Investor Class	77,800,221	77,800,221

INTERNATIONAL FIXED INCOME FUNDS — 6.5%
International Bond Fund Institutional Class	4,039,709	59,060,547

INTERNATIONAL EQUITY FUNDS — 6.2%
NT Emerging Markets Fund Institutional Class	661,580	6,589,341
NT International Growth Fund Institutional Class	5,247,752	49,696,213

		56,285,554

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $792,311,104)		911,360,217

OTHER ASSETS AND LIABILITIES†		21

TOTAL NET ASSETS — 100.0%		$911,360,238

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2015 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$813,600,787
Gross tax appreciation of investments	$97,759,430
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$97,759,430

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2015 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2012 follows:

	July 31, 2011					April 30, 2012
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Core Equity Plus Fund Institutional Class	—	$24,455,881	$—	$—	$9,784	2,430,370	$27,147,233
NT Equity Growth Fund Institutional Class	9,141,749	21,133,604	28,698,446	(355,530)	4,328,270	8,478,477	89,024,005
NT Growth Fund Institutional Class	4,325,052	11,095,543	3,557,552	(49,425)	1,806,933	5,000,784	65,660,288
NT Large Company Value Fund Institutional Class	9,352,451	18,284,925	6,271,731	(1,003,931)	1,257,421	10,937,070	100,730,419
NT Mid Cap Value Fund Institutional Class	3,137,879	8,889,923	662,966	(57,841)	3,173,174	4,019,145	40,472,785
NT Small Company Fund Institutional Class	1,574,723	5,004,101	687,690	(65,714)	1,334,639	2,133,824	18,222,857
NT Vista Fund Institutional Class	2,078,971	5,089,793	1,295,414	(87,204)	378,231	2,490,099	27,689,897
Real Estate Fund Institutional Class	420,418	1,160,774	558,887	17,522	133,693	452,063	10,420,041
High-Yield Fund Institutional Class	4,444,513	6,918,692	65,760	(4,817)	1,908,891	5,610,123	33,997,348
Inflation-Adjusted Bond Fund Institutional Class	4,430,842	16,676,413	6,127,157	617,447	1,745,746	5,202,805	68,156,747
NT Diversified Bond Fund Institutional Class	17,850,926	65,052,405	24,880,280	166,432	7,658,123	21,517,480	236,692,275
Premium Money Market Fund Investor Class	61,073,697	21,976,613	5,250,088	—	4,951	77,800,221	77,800,221
International Bond Fund Institutional Class	3,174,979	16,723,247	4,390,291	29,999	1,064,005	4,039,709	59,060,547
NT Emerging Markets Fund Institutional Class	609,882	651,724	195,156	(29,371)	5,288	661,580	6,589,341
NT International Growth Fund Institutional Class	4,034,890	12,513,397	2,225,426	(239,141)	366,976	5,247,752	49,696,213

		$235,627,035	$84,866,844	$(1,061,574)	$25,176,125		$911,360,217
(1)Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2020 Portfolio Fund

April 30, 2012

LIVESTRONG 2020 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 44.4%
NT Core Equity Plus Fund Institutional Class	1,666,292	$18,612,480
NT Equity Growth Fund Institutional Class	5,634,223	59,159,338
NT Growth Fund Institutional Class	3,878,714	50,927,518
NT Large Company Value Fund Institutional Class	7,632,267	70,293,180
NT Mid Cap Value Fund Institutional Class	3,216,608	32,391,243
NT Small Company Fund Institutional Class	1,456,096	12,435,058
NT Vista Fund Institutional Class	2,240,202	24,911,044
Real Estate Fund Institutional Class	379,650	8,750,937

		277,480,798

DOMESTIC FIXED INCOME FUNDS — 35.8%
High-Yield Fund Institutional Class	3,675,065	22,270,894
Inflation-Adjusted Bond Fund Institutional Class	3,405,575	44,613,026
NT Diversified Bond Fund Institutional Class	14,223,655	156,460,204

		223,344,124

INTERNATIONAL EQUITY FUNDS — 8.2%
NT Emerging Markets Fund Institutional Class	1,091,574	10,872,074
NT International Growth Fund Institutional Class	4,237,723	40,131,238

		51,003,312

MONEY MARKET FUNDS — 6.1%
Premium Money Market Fund Investor Class	38,199,646	38,199,646

INTERNATIONAL FIXED INCOME FUNDS — 5.5%
International Bond Fund Institutional Class	2,334,407	34,129,027

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $549,735,589)		624,156,907

OTHER ASSETS AND LIABILITIES†		28,490

TOTAL NET ASSETS — 100.0%		$624,185,397

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2020 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$552,768,452
Gross tax appreciation of investments	$71,388,455
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$71,388,455

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2020 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2012 follows:

	July 31, 2011					April 30, 2012
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Core Equity Plus Fund Institutional Class	—	$16,899,499	$—	$—	$5,968	1,666,292	$18,612,480
NT Equity Growth Fund Institutional Class	5,291,922	18,084,327	14,804,077	157,078	2,561,338	5,634,223	59,159,338
NT Growth Fund Institutional Class	2,988,657	12,507,539	2,055,930	(86,012)	1,245,309	3,878,714	50,927,518
NT Large Company Value Fund Institutional Class	5,669,354	18,066,821	1,430,193	(110,211)	787,749	7,632,267	70,293,180
NT Mid Cap Value Fund Institutional Class	2,188,104	9,820,217	—	—	2,239,840	3,216,608	32,391,243
NT Small Company Fund Institutional Class	1,012,997	4,107,803	598,460	(45,222)	804,828	1,456,096	12,435,058
NT Vista Fund Institutional Class	1,620,383	6,767,670	737,406	(32,394)	306,887	2,240,202	24,911,044
Real Estate Fund Institutional Class	298,974	1,863,455	236,504	2,112	98,188	379,650	8,750,937
High-Yield Fund Institutional Class	2,516,284	6,934,198	71,554	(5,250)	1,128,444	3,675,065	22,270,894
Inflation-Adjusted Bond Fund Institutional Class	2,488,738	15,740,344	3,606,345	321,663	1,015,871	3,405,575	44,613,026
NT Diversified Bond Fund Institutional Class	10,138,888	58,556,343	13,908,315	52,927	4,560,730	14,223,655	156,460,204
NT Emerging Markets Fund Institutional Class	742,812	3,179,318	—	—	8,008	1,091,574	10,872,074
NT International Growth Fund Institutional Class	2,787,782	12,999,042	294,032	(47,487)	262,765	4,237,723	40,131,238
Premium Money Market Fund Investor Class	25,265,656	15,401,796	2,467,806	—	2,187	38,199,646	38,199,646
International Bond Fund Institutional Class	1,568,846	13,191,021	2,273,706	(13,652)	519,807	2,334,407	34,129,027

		$214,119,393	$42,484,328	$193,552	$15,547,919		$624,156,907

(1)Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2025 Portfolio Fund

April 30, 2012

LIVESTRONG 2025 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 48.4%
NT Core Equity Plus Fund Institutional Class	3,345,440	$37,368,559
NT Equity Growth Fund Institutional Class	11,182,671	117,418,043
NT Growth Fund Institutional Class	9,282,374	121,877,573
NT Large Company Value Fund Institutional Class	15,862,804	146,096,421
NT Mid Cap Value Fund Institutional Class	6,876,696	69,248,328
NT Small Company Fund Institutional Class	4,108,647	35,087,846
NT Vista Fund Institutional Class	5,368,962	59,702,854
Real Estate Fund Institutional Class	905,573	20,873,469

		607,673,093

DOMESTIC FIXED INCOME FUNDS — 33.0%
High-Yield Fund Institutional Class	6,880,447	41,695,509
Inflation-Adjusted Bond Fund Institutional Class	6,351,575	83,205,639
NT Diversified Bond Fund Institutional Class	26,376,491	290,141,396

		415,042,544

INTERNATIONAL EQUITY FUNDS — 10.1%
NT Emerging Markets Fund Institutional Class	3,207,166	31,943,370
NT International Growth Fund Institutional Class	9,986,595	94,573,059

		126,516,429

MONEY MARKET FUNDS — 4.9%
Premium Money Market Fund Investor Class	61,936,945	61,936,945

INTERNATIONAL FIXED INCOME FUNDS — 3.6%
International Bond Fund Institutional Class	3,114,894	45,539,748

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,080,446,302)		1,256,708,759

OTHER ASSETS AND LIABILITIES†		2,733

TOTAL NET ASSETS — 100.0%		$1,256,711,492

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2025 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,109,351,978
Gross tax appreciation of investments	$147,356,781
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$147,356,781

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2025 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2012 follows:

	July 31, 2011					April 30, 2012
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

NT Core Equity Plus Fund Institutional Class	—	$33,694,832	$—	$—	$13,186	3,345,440	$37,368,559
NT Equity Growth Fund Institutional Class	12,208,924	25,211,289	36,947,412	(1,361,164)	5,576,963	11,182,671	117,418,043
NT Growth Fund Institutional Class	8,138,978	20,913,478	8,250,894	(553,883)	3,258,693	9,282,374	121,877,573
NT Large Company Value Fund Institutional Class	13,743,641	23,859,500	6,823,420	(1,162,203)	1,799,406	15,862,804	146,096,421
NT Mid Cap Value Fund Institutional Class	5,352,697	16,347,096	2,197,666	(319,154)	5,188,234	6,876,696	69,248,328
NT Small Company Fund Institutional Class	3,228,528	8,905,332	2,249,594	(189,784)	2,543,921	4,108,647	35,087,846
NT Vista Fund Institutional Class	4,367,045	12,636,316	3,483,876	(296,192)	811,858	5,368,962	59,702,854
Real Estate Fund Institutional Class	825,558	3,098,257	1,492,413	(12,316)	257,332	905,573	20,873,469
High-Yield Fund Institutional Class	5,482,852	8,571,085	287,951	(29,732)	2,300,535	6,880,447	41,695,509
Inflation-Adjusted Bond Fund Institutional Class	5,404,546	21,795,655	8,882,281	715,679	2,069,920	6,351,575	83,205,639
NT Diversified Bond Fund Institutional Class	21,697,686	88,108,238	36,902,221	196,752	9,205,171	26,376,491	290,141,396
NT Emerging Markets Fund Institutional Class	2,383,190	8,047,906	915,796	(134,461)	24,897	3,207,166	31,943,370
NT International Growth Fund Institutional Class	7,785,848	22,929,473	4,551,838	(688,076)	680,236	9,986,595	94,573,059
Premium Money Market Fund Investor Class	51,475,048	16,958,461	6,496,564	—	3,956	61,936,945	61,936,945
International Bond Fund Institutional Class	2,248,422	15,809,201	3,551,070	(81,452)	749,498	3,114,894	45,539,748

		$326,886,119	$123,032,996	$(3,915,986)	$34,483,806		$1,256,708,759
(1)Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2030 Portfolio Fund

April 30, 2012

LIVESTRONG 2030 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 52.3%
NT Core Equity Plus Fund Institutional Class	1,638,675	$18,304,004
NT Equity Growth Fund Institutional Class	4,990,592	52,401,214
NT Growth Fund Institutional Class	5,030,513	66,050,636
NT Large Company Value Fund Institutional Class	7,564,000	69,664,439
NT Mid Cap Value Fund Institutional Class	2,953,253	29,739,254
NT Small Company Fund Institutional Class	2,486,412	21,233,958
NT Vista Fund Institutional Class	2,565,568	28,529,115
Real Estate Fund Institutional Class	475,223	10,953,890

		296,876,510

DOMESTIC FIXED INCOME FUNDS — 29.7%
High-Yield Fund Institutional Class	2,831,624	17,159,638
Inflation-Adjusted Bond Fund Institutional Class	2,574,978	33,732,209
NT Diversified Bond Fund Institutional Class	10,717,286	117,890,141

		168,781,988

INTERNATIONAL EQUITY FUNDS — 11.9%
NT Emerging Markets Fund Institutional Class	1,716,911	17,100,438
NT International Growth Fund Institutional Class	5,348,608	50,651,315

		67,751,753

MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	28,355,271	28,355,271

INTERNATIONAL FIXED INCOME FUNDS — 1.1%
International Bond Fund Institutional Class	436,395	6,380,101

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $497,807,729)		568,145,623

OTHER ASSETS AND LIABILITIES†		283

TOTAL NET ASSETS — 100.0%		$568,145,906

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2030 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$500,257,575
Gross tax appreciation of investments	$67,888,048
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$67,888,048

LIVESTRONG 2030 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2012 follows:

	July 31, 2011					April 30, 2012
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Core Equity Plus Fund Institutional Class	—	$16,707,701	$—	$—	$5,638	1,638,675	$18,304,004
NT Equity Growth Fund Institutional Class	4,576,108	17,390,390	13,271,905	5,751	2,184,457	4,990,592	52,401,214
NT Growth Fund Institutional Class	3,575,184	18,663,134	1,177,505	(60,715)	1,541,952	5,030,513	66,050,636
NT Large Company Value Fund Institutional Class	5,302,532	20,325,250	839,626	(69,306)	747,408	7,564,000	69,664,439
NT Mid Cap Value Fund Institutional Class	1,884,291	10,327,488	—	—	1,956,443	2,953,253	29,739,254
NT Small Company Fund Institutional Class	1,610,307	7,442,769	387,315	(36,250)	1,356,760	2,486,412	21,233,958
NT Vista Fund Institutional Class	1,724,400	8,552,913	137,611	(14,566)	332,130	2,565,568	28,529,115
Real Estate Fund Institutional Class	343,442	2,842,565	148,326	(1,332)	115,876	475,223	10,953,890
High-Yield Fund Institutional Class	1,808,624	6,302,926	248,205	(18,145)	831,019	2,831,624	17,159,638
Inflation-Adjusted Bond Fund Institutional Class	1,761,582	13,458,209	2,744,820	233,098	730,067	2,574,978	33,732,209
NT Diversified Bond Fund Institutional Class	7,112,661	50,115,764	10,668,436	72,478	3,281,660	10,717,286	117,890,141
NT Emerging Markets Fund Institutional Class	1,049,109	6,147,033	24,987	(4,752)	12,156	1,716,911	17,100,438
NT International Growth Fund Institutional Class	3,364,661	18,648,598	1,149,301	(154,643)	316,068	5,348,608	50,651,315
Premium Money Market Fund Investor Class	18,896,501	11,612,935	2,154,165	—	1,604	28,355,271	28,355,271
International Bond Fund Institutional Class	188,699	3,860,623	281,967	6,669	71,355	436,395	6,380,101

		$212,398,298	$33,234,169	$(41,713)	$13,484,593		$568,145,623
(1)Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2035 Portfolio Fund

April 30, 2012

LIVESTRONG 2035 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 57.2%
NT Core Equity Plus Fund Institutional Class	2,522,767	$28,179,313
NT Equity Growth Fund Institutional Class	8,127,908	85,343,030
NT Growth Fund Institutional Class	8,700,476	114,237,243
NT Large Company Value Fund Institutional Class	12,383,630	114,053,234
NT Mid Cap Value Fund Institutional Class	5,150,493	51,865,466
NT Small Company Fund Institutional Class	4,243,088	36,235,975
NT Vista Fund Institutional Class	4,708,818	52,362,056
Real Estate Fund Institutional Class	823,217	18,975,150

		501,251,467

DOMESTIC FIXED INCOME FUNDS — 25.7%
High-Yield Fund Institutional Class	3,686,415	22,339,677
Inflation-Adjusted Bond Fund Institutional Class	3,454,617	45,255,487
NT Diversified Bond Fund Institutional Class	14,389,542	158,284,957

		225,880,121

INTERNATIONAL EQUITY FUNDS — 13.5%
NT Emerging Markets Fund Institutional Class	3,255,530	32,425,083
NT International Growth Fund Institutional Class	9,050,535	85,708,565

		118,133,648

MONEY MARKET FUNDS — 3.6%
Premium Money Market Fund Investor Class	31,670,374	31,670,374

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $755,413,758)		876,935,610

OTHER ASSETS AND LIABILITIES†		173

TOTAL NET ASSETS — 100.0%		$876,935,783

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2035 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$773,296,774
Gross tax appreciation of investments	$103,638,836
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$103,638,836

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2035 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2012 follows:

	July 31, 2011					April 30, 2012
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Core Equity Plus Fund Institutional Class	—	$25,465,851	$—	$—	$9,699	2,522,767	$28,179,313
NT Equity Growth Fund Institutional Class	8,709,549	17,626,210	24,244,402	(846,540)	3,969,931	8,127,908	85,343,030
NT Growth Fund Institutional Class	7,145,093	19,593,911	1,236,551	(48,523)	2,952,896	8,700,476	114,237,243
NT Large Company Value Fund Institutional Class	10,354,278	20,320,108	3,496,335	(636,194)	1,368,158	12,383,630	114,053,234
NT Mid Cap Value Fund Institutional Class	3,924,103	11,896,007	251,193	(44,036)	3,870,322	5,150,493	51,865,466
NT Small Company Fund Institutional Class	3,084,092	9,890,591	762,251	(70,880)	2,532,172	4,243,088	36,235,975
NT Vista Fund Institutional Class	3,697,733	10,380,261	697,464	(35,715)	694,150	4,708,818	52,362,056
Real Estate Fund Institutional Class	708,485	2,922,050	665,400	(31,425)	227,870	823,217	18,975,150
High-Yield Fund Institutional Class	2,782,415	5,390,444	30,843	(2,259)	1,204,670	3,686,415	22,339,677
Inflation-Adjusted Bond Fund Institutional Class	2,797,469	14,076,625	5,207,885	415,202	1,098,869	3,454,617	45,255,487
NT Diversified Bond Fund Institutional Class	11,340,729	54,570,165	21,183,790	123,129	4,907,716	14,389,542	158,284,957
NT Emerging Markets Fund Institutional Class	2,487,174	7,763,478	1,176,065	(193,980)	25,260	3,255,530	32,425,083
NT International Growth Fund Institutional Class	6,548,853	23,593,547	1,954,643	(343,658)	592,767	9,050,535	85,708,565
Premium Money Market Fund Investor Class	22,327,721	12,700,966	3,358,313	—	1,880	31,670,374	31,670,374

		$236,190,214	$64,265,135	$(1,714,879)	$23,456,360		$876,935,610
(1)Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2040 Portfolio Fund

April 30, 2012

LIVESTRONG 2040 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 62.2%
NT Core Equity Plus Fund Institutional Class	1,102,455	$12,314,425
NT Equity Growth Fund Institutional Class	3,207,054	33,674,072
NT Growth Fund Institutional Class	3,517,356	46,182,883
NT Large Company Value Fund Institutional Class	5,011,679	46,157,562
NT Mid Cap Value Fund Institutional Class	2,266,420	22,822,850
NT Small Company Fund Institutional Class	1,541,016	13,160,275
NT Vista Fund Institutional Class	2,058,205	22,887,239
Real Estate Fund Institutional Class	347,267	8,004,499

		205,203,805

DOMESTIC FIXED INCOME FUNDS — 22.0%
High-Yield Fund Institutional Class	1,184,179	7,176,127
Inflation-Adjusted Bond Fund Institutional Class	1,090,582	14,286,622
NT Diversified Bond Fund Institutional Class	4,647,492	51,122,412

		72,585,161

INTERNATIONAL EQUITY FUNDS — 14.7%
NT Emerging Markets Fund Institutional Class	1,565,921	15,596,571
NT International Growth Fund Institutional Class	3,477,607	32,932,935

		48,529,506

MONEY MARKET FUNDS — 1.1%
Premium Money Market Fund Investor Class	3,721,252	3,721,252

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $288,569,635)		330,039,724

OTHER ASSETS AND LIABILITIES†		55

TOTAL NET ASSETS — 100.0%		$330,039,779

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2040 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$289,748,171
Gross tax appreciation of investments	$40,291,553
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$40,291,553

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2040 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2012 follows:

	July 31, 2011						April 30, 2012
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Core Equity Plus Fund Institutional Class	—	$11,235,603	$—	$—	$3,770	1,102,455	$12,314,425
NT Equity Growth Fund Institutional Class	2,942,545	11,592,239	9,123,382	(181,860)	1,388,356	3,207,054	33,674,072
NT Growth Fund Institutional Class	2,395,813	13,811,845	317,235	(22,196)	1,060,087	3,517,356	46,182,883
NT Large Company Value Fund Institutional Class	3,511,373	13,881,190	951,727	(80,168)	491,509	5,011,679	46,157,562
NT Mid Cap Value Fund Institutional Class	1,433,027	8,039,013	—	—	1,489,300	2,266,420	22,822,850
NT Small Company Fund Institutional Class	931,595	4,995,334	54,722	(7,930)	804,506	1,541,016	13,160,275
NT Vista Fund Institutional Class	1,345,207	7,233,878	168,245	(4,194)	271,562	2,058,205	22,887,239
Real Estate Fund Institutional Class	244,192	2,170,271	70,348	(901)	83,114	347,267	8,004,499
High-Yield Fund Institutional Class	733,674	2,676,149	—	—	343,118	1,184,179	7,176,127
Inflation-Adjusted Bond Fund Institutional Class	728,615	6,068,877	1,282,705	113,133	307,054	1,090,582	14,286,622
NT Diversified Bond Fund Institutional Class	3,040,141	23,676,325	6,070,295	37,873	1,408,329	4,647,492	51,122,412
NT Emerging Markets Fund Institutional Class	949,917	5,840,496	288,185	(50,086)	11,028	1,565,921	15,596,571
NT International Growth Fund Institutional Class	2,090,083	12,669,016	385,672	(58,348)	202,964	3,477,607	32,932,935
Premium Money Market Fund Investor Class	1,607,613	2,466,307	352,669	—	179	3,721,252	3,721,252

		$126,356,543	$19,065,185	$(254,677)	$7,864,876		$330,039,724
(1)Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2045 Portfolio

April 30, 2012

LIVESTRONG 2045 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 65.7%
NT Core Equity Plus Fund Institutional Class	2,172,493	$24,266,745
NT Equity Growth Fund Institutional Class	5,300,567	55,655,950
NT Growth Fund Institutional Class	6,130,579	80,494,509
NT Large Company Value Fund Institutional Class	8,712,322	80,240,484
NT Mid Cap Value Fund Institutional Class	3,908,609	39,359,696
NT Small Company Fund Institutional Class	2,697,354	23,035,401
NT Vista Fund Institutional Class	3,572,843	39,730,018
Real Estate Fund Institutional Class	633,718	14,607,207

		357,390,010

DOMESTIC FIXED INCOME FUNDS — 18.7%
High-Yield Fund Institutional Class	1,663,254	10,079,322
Inflation-Adjusted Bond Fund Institutional Class	1,544,937	20,238,681
NT Diversified Bond Fund Institutional Class	6,512,965	71,642,617

		101,960,620

INTERNATIONAL EQUITY FUNDS — 15.6%
NT Emerging Markets Fund Institutional Class	3,089,591	30,772,327
NT International Growth Fund Institutional Class	5,727,527	54,239,682

		85,012,009

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $471,341,439)		544,362,639

OTHER ASSETS AND LIABILITIES†		549

TOTAL NET ASSETS — 100.0%		$544,363,188

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2045 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$484,692,649
Gross tax appreciation of investments	$59,669,990
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$59,669,990

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2045 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2012 follows:

	July 31, 2011					April 30, 2012
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Core Equity Plus Fund Institutional Class	—	$21,980,287	$—	$—	$8,150	2,172,493	$24,266,745
NT Equity Growth Fund Institutional Class	5,994,389	13,475,551	21,118,131	(1,003,145)	2,521,219	5,300,567	55,655,950
NT Growth Fund Institutional Class	4,902,948	15,781,440	1,155,928	(161,771)	2,012,587	6,130,579	80,494,509
NT Large Company Value Fund Institutional Class	7,185,959	16,306,838	3,621,641	(771,863)	940,042	8,712,322	80,240,484
NT Mid Cap Value Fund Institutional Class	2,904,380	10,407,967	852,881	(143,383)	2,797,752	3,908,609	39,359,696
NT Small Company Fund Institutional Class	1,927,123	6,850,949	731,917	(104,799)	1,546,861	2,697,354	23,035,401
NT Vista Fund Institutional Class	2,727,233	9,108,016	848,004	(114,390)	506,377	3,572,843	39,730,018
Real Estate Fund Institutional Class	535,859	2,754,484	812,988	(78,719)	168,550	633,718	14,607,207
High-Yield Fund Institutional Class	1,260,918	2,705,255	333,272	(34,990)	532,651	1,663,254	10,079,322
Inflation-Adjusted Bond Fund Institutional Class	1,238,125	7,022,569	2,865,301	199,334	475,915	1,544,937	20,238,681
NT Diversified Bond Fund Institutional Class	5,019,718	27,712,107	11,363,666	53,339	2,154,350	6,512,965	71,642,617
NT Emerging Markets Fund Institutional Class	2,192,602	8,855,264	982,311	(184,408)	23,143	3,089,591	30,772,327
NT International Growth Fund Institutional Class	4,073,692	16,544,923	2,311,188	(410,590)	365,448	5,727,527	54,239,682

		$159,505,650	$46,997,228	$(2,755,385)	$14,053,045		$544,362,639
(1)Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2050 Portfolio Fund

April 30, 2012

LIVESTRONG 2050 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 67.8%
NT Core Equity Plus Fund Institutional Class	619,102	$6,915,371
NT Equity Growth Fund Institutional Class	1,539,239	16,162,014
NT Growth Fund Institutional Class	1,764,953	23,173,831
NT Large Company Value Fund Institutional Class	2,558,871	23,567,204
NT Mid Cap Value Fund Institutional Class	1,140,772	11,487,571
NT Small Company Fund Institutional Class	852,999	7,284,615
NT Vista Fund Institutional Class	1,039,083	11,554,608
Real Estate Fund Institutional Class	195,990	4,517,577

		104,662,791

DOMESTIC FIXED INCOME FUNDS — 16.2%
High-Yield Fund Institutional Class	406,968	2,466,228
Inflation-Adjusted Bond Fund Institutional Class	380,129	4,979,692
NT Diversified Bond Fund Institutional Class	1,604,498	17,649,481

		25,095,401

INTERNATIONAL EQUITY FUNDS — 16.0%
NT Emerging Markets Fund Institutional Class	973,353	9,694,600
NT International Growth Fund Institutional Class	1,586,927	15,028,202

		24,722,802

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $138,906,140)		154,480,994

OTHER ASSETS AND LIABILITIES†		349

TOTAL NET ASSETS — 100.0%		$154,481,343

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2050 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$139,509,349
Gross tax appreciation of investments	$14,971,645
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$14,971,645

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2050 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2012 follows:

	July 31, 2011					April 30, 2012
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Core Equity Plus Fund Institutional Class	—	$6,319,127	$—	$—	$2,016	619,102	$6,915,371
NT Equity Growth Fund Institutional Class	1,321,173	6,766,192	4,775,258	(144,163)	631,730	1,539,239	16,162,014
NT Growth Fund Institutional Class	1,075,701	8,425,087	172,846	(11,795)	503,003	1,764,953	23,173,831
NT Large Company Value Fund Institutional Class	1,589,778	8,660,276	343,534	(27,627)	238,470	2,558,871	23,567,204
NT Mid Cap Value Fund Institutional Class	644,206	4,780,534	—	—	700,203	1,140,772	11,487,571
NT Small Company Fund Institutional Class	465,927	3,217,621	89,691	(12,032)	421,101	852,999	7,284,615
NT Vista Fund Institutional Class	606,842	4,364,048	102,965	(12,928)	128,731	1,039,083	11,554,608
Real Estate Fund Institutional Class	123,739	1,521,885	64,887	(1,505)	43,580	195,990	4,517,577
High-Yield Fund Institutional Class	226,920	1,079,533	11,718	(858)	113,820	406,968	2,466,228
Inflation-Adjusted Bond Fund Institutional Class	223,841	2,580,382	529,327	35,958	101,347	380,129	4,979,692
NT Diversified Bond Fund Institutional Class	928,073	9,788,508	2,387,762	15,424	460,632	1,604,498	17,649,481
NT Emerging Markets Fund Institutional Class	515,573	4,385,196	209,421	(35,146)	6,866	973,353	9,694,600
NT International Growth Fund Institutional Class	830,596	6,882,676	146,798	(12,800)	87,683	1,586,927	15,028,202

		$68,771,065	$8,834,207	$(207,472)	$3,439,182		$154,480,994
(1)Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2055 Portfolio Fund

April 30, 2012

LIVESTRONG 2055 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 69.0%
NT Core Equity Plus Fund Institutional Class	38,946	$435,029
NT Equity Growth Fund Institutional Class	99,135	1,040,918
NT Growth Fund Institutional Class	112,864	1,481,898
NT Large Company Value Fund Institutional Class	163,604	1,506,795
NT Mid Cap Value Fund Institutional Class	72,340	728,466
NT Small Company Fund Institutional Class	56,432	481,930
NT Vista Fund Institutional Class	66,061	734,598
Real Estate Fund Institutional Class	12,742	293,697

		6,703,331

INTERNATIONAL EQUITY FUNDS — 16.0%
NT Emerging Markets Fund Institutional Class	63,683	634,286
NT International Growth Fund Institutional Class	97,262	921,071

		1,555,357

DOMESTIC FIXED INCOME FUNDS — 15.0%
High-Yield Fund Institutional Class	23,893	144,794
Inflation-Adjusted Bond Fund Institutional Class	22,202	290,850
NT Diversified Bond Fund Institutional Class	92,950	1,022,454

		1,458,098

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $9,209,005)		9,716,786

OTHER ASSETS AND LIABILITIES†		1

TOTAL NET ASSETS — 100.0%		$9,716,787

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2055 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$9,259,760
Gross tax appreciation of investments	$457,026
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$457,026

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2055 Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2012 follows:

	July 31, 2011					April 30, 2012
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Core Equity Plus Fund Institutional Class	—	$427,095	$14,975	$(29)	$61	38,946	$435,029
NT Equity Growth Fund Institutional Class	12,141	1,035,503	181,113	(7,354)	18,160	99,135	1,040,918
NT Growth Fund Institutional Class	9,885	1,365,749	111,535	(5,298)	14,381	112,864	1,481,898
NT Large Company Value Fund Institutional Class	14,565	1,392,933	106,540	(5,893)	7,661	163,604	1,506,795
NT Mid Cap Value Fund Institutional Class	5,859	692,410	51,605	(4,580)	18,463	72,340	728,466
NT Small Company Fund Institutional Class	4,494	460,683	35,916	(3,520)	11,867	56,432	481,930
NT Vista Fund Institutional Class	5,555	679,969	66,544	(5,146)	3,625	66,061	734,598
Real Estate Fund Institutional Class	1,146	261,349	22,278	(584)	1,198	12,742	293,697
NT Emerging Markets Fund Institutional Class	4,750	606,440	60,590	(7,307)	389	63,683	634,286
NT International Growth Fund Institutional Class	7,408	879,753	79,475	(8,176)	2,405	97,262	921,071
High-Yield Fund Institutional Class	1,984	140,025	9,930	(430)	3,540	23,893	144,794
Inflation-Adjusted Bond Fund Institutional Class	1,951	283,770	21,781	(392)	2,779	22,202	290,850
NT Diversified Bond Fund Institutional Class	7,921	1,010,697	80,271	(477)	13,284	92,950	1,022,454

		$9,236,376	$842,553	$(49,186)	$97,813		$9,716,786
(1)Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® Income Portfolio

April 30, 2012

LIVESTRONG Income Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 40.0%
NT Core Equity Plus Fund Institutional Class	993,186	$11,093,883
NT Equity Growth Fund Institutional Class	3,557,470	37,353,437
NT Growth Fund Institutional Class	1,857,652	24,390,977
NT Large Company Value Fund Institutional Class	4,470,483	41,173,146
NT Mid Cap Value Fund Institutional Class	1,477,554	14,878,973
NT Small Company Fund Institutional Class	866,300	7,398,198
NT Vista Fund Institutional Class	842,165	9,364,870
Real Estate Fund Institutional Class	163,734	3,774,070

		149,427,554

DOMESTIC FIXED INCOME FUNDS — 38.0%
High-Yield Fund Institutional Class	2,336,959	14,161,973
Inflation-Adjusted Bond Fund Institutional Class	2,159,569	28,290,357
NT Diversified Bond Fund Institutional Class	9,034,577	99,380,343

		141,832,673

MONEY MARKET FUNDS — 10.0%
Premium Money Market Fund Investor Class	37,288,951	37,288,951

INTERNATIONAL FIXED INCOME FUNDS — 7.0%
International Bond Fund Institutional Class	1,788,236	26,144,005

INTERNATIONAL EQUITY FUNDS — 5.0%
NT International Growth Fund Institutional Class	1,965,402	18,612,354

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $319,229,903)		373,305,537

OTHER ASSETS AND LIABILITIES†		110

TOTAL NET ASSETS — 100.0%		$373,305,647

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG Income Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$330,609,153
Gross tax appreciation of investments	$42,696,384
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$42,696,384

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG Income Portfolio - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2012 follows:

	July 31, 2011					April 30, 2012
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Core Equity Plus Fund Institutional Class	—	$10,034,485	$36,288	$218	$3,881	993,186	$11,093,883
NT Equity Growth Fund Institutional Class	3,809,560	10,362,995	12,059,012	983,806	1,748,095	3,557,470	37,353,437
NT Growth Fund Institutional Class	1,547,706	5,267,804	1,714,783	(26,161)	637,936	1,857,652	24,390,977
NT Large Company Value Fund Institutional Class	3,811,026	8,985,781	3,686,732	(276,502)	500,453	4,470,483	41,173,146
NT Mid Cap Value Fund Institutional Class	1,141,255	3,763,078	674,954	(76,928)	1,109,020	1,477,554	14,878,973
NT Small Company Fund Institutional Class	656,316	2,087,020	455,914	(24,731)	521,598	866,300	7,398,198
NT Vista Fund Institutional Class	676,274	2,404,064	822,604	(4,930)	123,977	842,165	9,364,870
Real Estate Fund Institutional Class	142,599	628,273	212,570	(2,340)	45,610	163,734	3,774,070
High-Yield Fund Institutional Class	1,865,156	2,988,173	210,765	(14,268)	782,273	2,336,959	14,161,973
Inflation-Adjusted Bond Fund Institutional Class	1,839,721	6,809,860	2,462,345	226,326	703,929	2,159,569	28,290,357
NT Diversified Bond Fund Institutional Class	7,438,053	30,252,234	12,682,668	178,889	3,151,171	9,034,577	99,380,343
Premium Money Market Fund Investor Class	30,139,926	9,995,739	2,846,715	—	2,375	37,288,951	37,288,951
International Bond Fund Institutional Class	1,415,907	7,275,747	1,921,525	57,248	471,815	1,788,236	26,144,005
NT International Growth Fund Institutional Class	1,444,074	5,799,463	1,297,151	(96,186)	131,165	1,965,402	18,612,354

		$106,654,716	$41,084,026	$924,441	$9,933,298		$373,305,537
(1)Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Moderate

April 30, 2012

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 50.0%
Core Equity Plus Fund Investor Class	3,150,478	$34,749,778
Equity Growth Fund Investor Class	4,410,654	105,855,700
Growth Fund Investor Class	2,500,249	70,982,066
Large Company Value Fund Investor Class	13,882,161	83,709,430
Mid Cap Value Fund Investor Class	3,782,843	48,193,423
Real Estate Fund Investor Class	788,622	18,130,423
Small Company Fund Investor Class	2,048,800	17,455,778
Vista Fund Investor Class(2)	3,443,118	62,492,589

		441,569,187

DOMESTIC FIXED INCOME FUNDS — 28.0%
Diversified Bond Fund Investor Class	13,745,562	152,575,733
High-Yield Fund Investor Class	6,892,285	41,767,246
Inflation-Adjusted Bond Fund Investor Class	4,047,103	52,976,578

		247,319,557

INTERNATIONAL EQUITY FUNDS — 14.0%
Emerging Markets Fund Investor Class(2)	4,304,506	35,512,174
International Growth Fund Investor Class	8,213,878	87,970,632

		123,482,806

MONEY MARKET FUNDS — 5.0%
Prime Money Market Fund Investor Class	43,749,066	43,749,066

INTERNATIONAL FIXED INCOME FUNDS — 3.0%
International Bond Fund Investor Class	1,798,532	26,294,532

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $755,443,644)		882,415,148

OTHER ASSETS AND LIABILITIES†		73

TOTAL NET ASSETS — 100.0%		$882,415,221

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$804,964,794
Gross tax appreciation of investments	$77,450,354
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$77,450,354

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2012 follows:

	July 31, 2011					April 30, 2012
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Core Equity Plus Fund Investor Class	—	$31,890,365	$805,125	$118,631	$14,520	3,150,478	$34,749,778
Equity Growth Fund Investor Class	5,778,978	10,887,365	47,044,480	(6,477,604)	1,285,542	4,410,654	105,855,700
Growth Fund Investor Class	2,509,085	9,301,436	9,140,079	907,456	2,561,722	2,500,249	70,982,066
Large Company Value Fund Investor Class	12,840,900	7,430,761	2,774,143	(677,421)	1,050,805	13,882,161	83,709,430
Mid Cap Value Fund Investor Class	3,164,295	7,189,989	881	(125)	2,511,859	3,782,843	48,193,423
Real Estate Fund Investor Class	793,128	1,408,151	1,502,450	52,111	212,958	788,622	18,130,423
Small Company Fund Investor Class	1,929,489	1,818,594	1,322,886	(320,203)	50,030	2,048,800	17,455,778
Vista Fund Investor Class(2)	3,392,225	9,118,753	9,507,309	(595,241)	—	3,443,118	62,492,589
Diversified Bond Fund Investor Class	14,106,618	28,486,661	31,843,092	700,427	5,889,635	13,745,562	152,575,733
High-Yield Fund Investor Class	3,961,078	18,370,364	953,663	(73,489)	1,784,209	6,892,285	41,767,246
Inflation-Adjusted Bond Fund Investor Class	3,949,353	9,449,846	7,228,061	959,679	1,371,512	4,047,103	52,976,578
Emerging Markets Fund Investor Class(2)	3,512,383	6,974,384	1,326,860	(102,475)	—	4,304,506	35,512,174
International Growth Fund Investor Class	6,960,663	15,981,239	4,206,661	(298,984)	907,567	8,213,878	87,970,632
Prime Money Market Fund Investor Class	40,704,725	8,443,383	5,399,042	—	2,910	43,749,066	43,749,066
International Bond Fund Investor Class	1,674,984	5,068,620	3,346,764	101,309	463,170	1,798,532	26,294,532

		$171,819,911	$126,401,496	$(5,705,929)	$18,106,439		$882,415,148
(1)Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2)Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Aggressive

April 30, 2012

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 73.1%
Core Equity Plus Fund Investor Class	872,402	$9,622,592
Equity Growth Fund Investor Class	1,103,075	26,473,792
Growth Fund Investor Class	1,277,780	36,276,170
Large Company Value Fund Investor Class	3,552,729	21,422,956
Mid Cap Value Fund Investor Class	962,166	12,258,001
Real Estate Fund Investor Class	179,416	4,124,781
Small Company Fund Investor Class	594,723	5,067,044
Vista Fund Investor Class(2)	1,854,520	33,659,538

		148,904,874

INTERNATIONAL EQUITY FUNDS — 22.9%
Emerging Markets Fund Investor Class(2)	1,857,214	15,322,012
International Growth Fund Investor Class	2,935,999	31,444,544

		46,766,556

DOMESTIC FIXED INCOME FUNDS — 3.0%
Diversified Bond Fund Investor Class	547,941	6,082,149

MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	2,015,018	2,015,018

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $166,349,790)		203,768,597

OTHER ASSETS AND LIABILITIES†		(10)

TOTAL NET ASSETS — 100.0%		$203,768,587

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$183,581,002
Gross tax appreciation of investments	$20,187,595
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$20,187,595

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2012 follows:

	July 31, 2011					April 30, 2012
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Core Equity Plus Fund Investor Class	—	$8,933,152	$313,822	$20,637	$4,067	872,402	$9,622,592
Equity Growth Fund Investor Class	1,642,050	977,661	14,395,683	(1,965,335)	333,205	1,103,075	26,473,792
Growth Fund Investor Class	1,382,976	1,752,089	4,360,757	171,319	1,330,646	1,277,780	36,276,170
Large Company Value Fund Investor Class	3,645,888	1,146,934	2,266,382	(632,737)	276,813	3,552,729	21,422,956
Mid Cap Value Fund Investor Class	893,015	1,374,143	590,380	(48,096)	668,508	962,166	12,258,001
Real Estate Fund Investor Class	196,230	359,591	651,107	69,739	51,818	179,416	4,124,781
Small Company Fund Investor Class	625,252	215,940	596,672	(132,058)	14,742	594,723	5,067,044
Vista Fund Investor Class(2)	1,975,785	1,803,823	4,086,855	(144,668)	—	1,854,520	33,659,538
Emerging Markets Fund Investor Class(2)	1,682,295	1,969,406	840,553	(110,973)	—	1,857,214	15,322,012
International Growth Fund Investor Class	2,729,654	3,419,589	1,568,893	(141,255)	322,349	2,935,999	31,444,544
Diversified Bond Fund Investor Class	566,948	1,216,492	1,383,680	46,844	228,662	547,941	6,082,149
Prime Money Market Fund Investor Class	2,085,521	278,128	348,631	—	140	2,015,018	2,015,018

		$23,446,948	$31,403,415	$(2,866,583)	$3,230,950		$203,768,597
(1)Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2)Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Conservative

April 30, 2012

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 39.0%
Core Equity Plus Fund Investor Class	992,514	$10,947,428
Equity Growth Fund Investor Class	1,617,948	38,830,748
Growth Fund Investor Class	934,256	26,523,518
Large Company Value Fund Investor Class	10,143,733	61,166,712
Mid Cap Value Fund Investor Class	2,931,569	37,348,183
Real Estate Fund Investor Class	491,489	11,299,323
Small Company Fund Investor Class	962,920	8,204,075
Vista Fund Investor Class(2)	1,237,508	22,460,777

		216,780,764

DOMESTIC FIXED INCOME FUNDS — 39.0%
Diversified Bond Fund Investor Class	15,011,638	166,629,182
Inflation-Adjusted Bond Fund Investor Class	3,814,889	49,936,902

		216,566,084

INTERNATIONAL FIXED INCOME FUNDS — 8.0%
International Bond Fund Investor Class	3,042,537	44,481,884

MONEY MARKET FUNDS — 8.0%
Prime Money Market Fund Investor Class	44,149,787	44,149,787

INTERNATIONAL EQUITY FUNDS — 6.0%
International Growth Fund Investor Class	3,096,589	33,164,463

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $489,605,386)		555,142,982

OTHER ASSETS AND LIABILITIES†		(2,549)

TOTAL NET ASSETS — 100.0%		$555,140,433

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$510,790,018
Gross tax appreciation of investments	$44,352,964
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$44,352,964

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2012 follows:

	July 31, 2011					April 30, 2012
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Core Equity Plus Fund Investor Class	—	$10,133,008	$315,032	$15,764	$4,507	992,514	$10,947,428
Equity Growth Fund Investor Class	1,880,738	6,746,666	13,711,540	(1,247,855)	451,047	1,617,948	38,830,748
Growth Fund Investor Class	894,126	5,029,584	4,327,978	(160,927)	944,723	934,256	26,523,518
Large Company Value Fund Investor Class	8,649,421	11,410,472	4,752,811	(1,163,056)	748,421	10,143,733	61,166,712
Mid Cap Value Fund Investor Class	2,285,733	9,263,006	1,921,799	(182,627)	1,922,917	2,931,569	37,348,183
Real Estate Fund Investor Class	441,012	1,886,195	976,175	(13,890)	131,760	491,489	11,299,323
Small Company Fund Investor Class	843,385	1,441,560	709,428	(135,263)	22,831	962,920	8,204,075
Vista Fund Investor Class(2)	1,181,374	4,673,371	4,286,187	(326,474)	—	1,237,508	22,460,777
Diversified Bond Fund Investor Class	12,934,678	40,600,902	17,626,123	120,789	5,849,551	15,011,638	166,629,182
Inflation-Adjusted Bond Fund Investor Class	3,385,240	10,396,589	4,621,130	248,821	1,280,733	3,814,889	49,936,902
International Bond Fund Investor Class	2,514,891	10,853,292	3,377,850	9,645	758,381	3,042,537	44,481,884
Prime Money Market Fund Investor Class	37,616,913	9,556,804	3,023,930	—	2,899	44,149,787	44,149,787
International Growth Fund Investor Class	2,388,907	8,175,106	1,315,137	(162,419)	332,369	3,096,589	33,164,463

		$130,166,555	$60,965,120	$(2,997,492)	$12,450,139		$555,142,982
(1)Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2)Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Aggressive

April 30, 2012

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 60.0%
Core Equity Plus Fund Investor Class	2,353,696	$25,961,271
Equity Growth Fund Investor Class	2,420,633	58,095,183
Growth Fund Investor Class	2,982,298	84,667,444
Large Company Value Fund Investor Class	8,193,161	49,404,764
Mid Cap Value Fund Investor Class	2,156,774	27,477,298
Real Estate Fund Investor Class	512,798	11,789,233
Small Company Fund Investor Class	1,520,553	12,955,111
Vista Fund Investor Class(2)	4,372,645	79,363,506

		349,713,810

DOMESTIC FIXED INCOME FUNDS — 20.0%
Diversified Bond Fund Investor Class	4,725,820	52,456,596
High-Yield Fund Investor Class	6,736,737	40,824,623
Inflation-Adjusted Bond Fund Investor Class	1,775,314	23,238,860

		116,520,079

INTERNATIONAL EQUITY FUNDS — 19.0%
Emerging Markets Fund Investor Class(2)	4,628,114	38,181,942
International Growth Fund Investor Class	6,778,751	72,600,423

		110,782,365

MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	5,640,469	5,640,469

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $492,427,398)		582,656,723

OTHER ASSETS AND LIABILITIES†		229

TOTAL NET ASSETS — 100.0%		$582,656,952

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$524,995,455
Gross tax appreciation of investments	$57,661,268
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$57,661,268

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2012 follows:

	July 31, 2011					April 30, 2012
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Core Equity Plus Fund Investor Class	—	$23,337,874	$97,489	$314	$10,531	2,353,696	$25,961,271
Equity Growth Fund Investor Class	3,441,314	3,858,116	30,170,302	(4,619,430)	706,289	2,420,633	58,095,183
Growth Fund Investor Class	2,913,516	8,464,708	6,653,327	449,244	2,993,546	2,982,298	84,667,444
Large Company Value Fund Investor Class	7,508,693	4,824,408	1,444,110	(398,458)	600,201	8,193,161	49,404,764
Mid Cap Value Fund Investor Class	1,773,033	4,682,614	131,772	(15,019)	1,389,087	2,156,774	27,477,298
Real Estate Fund Investor Class	510,097	838,175	885,987	(79,117)	137,372	512,798	11,789,233
Small Company Fund Investor Class	1,439,867	1,230,213	855,272	(223,697)	36,109	1,520,553	12,955,111
Vista Fund Investor Class(2)	4,169,480	9,038,336	6,864,942	(446,399)	—	4,372,645	79,363,506
Diversified Bond Fund Investor Class	5,303,321	8,965,473	15,005,996	368,816	2,163,784	4,725,820	52,456,596
High-Yield Fund Investor Class	4,300,034	15,821,824	1,269,741	(86,699)	1,825,787	6,736,737	40,824,623
Inflation-Adjusted Bond Fund Investor Class	1,691,490	4,545,129	3,126,539	353,385	588,303	1,775,314	23,238,860
Emerging Markets Fund Investor Class(2)	3,746,515	6,881,324	607,519	(91,199)	—	4,628,114	38,181,942
International Growth Fund Investor Class	5,660,440	11,710,233	929,302	(124,113)	731,602	6,778,751	72,600,423
Prime Money Market Fund Investor Class	5,354,799	2,250,097	1,964,427	—	346	5,640,469	5,640,469

		$106,448,524	$70,006,725	$(4,912,372)	$11,182,957		$582,656,723
(1)Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2)Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Conservative

April 30, 2012

One Choice Portfolio: Very Conservative - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC FIXED INCOME FUNDS — 41.9%
Diversified Bond Fund Investor Class	7,953,369	$88,282,393
Inflation-Adjusted Bond Fund Investor Class	2,102,615	27,523,233

		115,805,626

DOMESTIC EQUITY FUNDS — 25.2%
Core Equity Plus Fund Investor Class	249,936	2,756,791
Equity Growth Fund Investor Class	464,262	11,142,279
Growth Fund Investor Class	247,231	7,018,880
Large Company Value Fund Investor Class	3,685,833	22,225,573
Mid Cap Value Fund Investor Class	1,088,707	13,870,124
Real Estate Fund Investor Class	248,519	5,713,449
Small Company Fund Investor Class	325,573	2,773,881
Vista Fund Investor Class(2)	233,185	4,232,299

		69,733,276

MONEY MARKET FUNDS — 22.9%
Prime Money Market Fund Investor Class	63,293,351	63,293,351

INTERNATIONAL FIXED INCOME FUNDS — 10.0%
International Bond Fund Investor Class	1,899,659	27,773,018

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $250,840,062)		276,605,271

OTHER ASSETS AND LIABILITIES†		(2,144)

TOTAL NET ASSETS — 100.0%		$276,603,127

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

One Choice Portfolio: Very Conservative - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$258,204,630
Gross tax appreciation of investments	$18,400,641
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$18,400,641

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Very Conservative - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2012 follows:

	July 31, 2011					April 30, 2012
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Diversified Bond Fund Investor Class	6,041,121	$27,526,205	$6,442,543	$16,625	$3,026,645	7,953,369	$88,282,393
Inflation-Adjusted Bond Fund Investor Class	1,644,028	7,045,633	1,108,325	31,411	701,290	2,102,615	27,523,233
Core Equity Plus Fund Investor Class	—	2,689,776	193,709	16,546	1,098	249,936	2,756,791
Equity Growth Fund Investor Class	467,493	4,790,626	4,757,962	256,236	123,757	464,262	11,142,279
Growth Fund Investor Class	228,796	2,583,529	2,105,945	45,676	243,410	247,231	7,018,880
Large Company Value Fund Investor Class	2,761,401	9,687,521	4,910,448	49,554	261,936	3,685,833	22,225,573
Mid Cap Value Fund Investor Class	736,240	6,281,581	2,311,361	(63,440)	695,058	1,088,707	13,870,124
Real Estate Fund Investor Class	198,109	2,007,146	1,076,581	20,068	64,354	248,519	5,713,449
Small Company Fund Investor Class	252,408	978,808	450,083	134	7,258	325,573	2,773,881
Vista Fund Investor Class(2)	235,678	1,737,020	1,834,530	(11,429)	—	233,185	4,232,299
Prime Money Market Fund Investor Class	47,372,238	18,281,572	2,360,459	—	4,057	63,293,351	63,293,351
International Bond Fund Investor Class	1,384,407	8,646,173	1,273,020	(22,395)	452,722	1,899,659	27,773,018

		$92,255,590	$28,824,966	$338,986	$5,581,585		$276,605,271
(1)Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2)Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2012